Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
AB Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Small Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 68 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 131 of the Fund’s Statement of Additional Information (“SAI”).

		You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a portfolio of equity securities of small-capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies. For purposes of this policy, small-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000® Value Index and the greater of $2.5 billion or the largest company in the Russell 2000® Value Index. As of December 31, 2019, the market capitalization range of the Russell 2000® Value Index was between $24.6 million and $6.8 billion.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of the securities.

The Adviser looks for companies with attractive valuation (for example, with low price to book value ratios) and compelling quality factors (for example, momentum and return on equity). The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the Fund. Typically, the Adviser’s fundamental research analysts focus their research on the most attractive 20% of the companies in the small-capitalization universe as defined above.

The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company is projected to generate five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifth year.

The Adviser generally sells a security when it no longer meets appropriate valuation criteria, although sales may be delayed when return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Adviser to dispose of the security.

		The Adviser seeks to manage the overall portfolio volatility relative to the Russell 2000® Value Index by favoring promising securities that offer the best balance between return and targeted risk.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Fund’s assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s value approach, may underperform the market generally.
  Capitalization Risk: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Industry/Sector Risk: Investments in a particular industry or group of related industries may have more risk because market or economic factors affecting that industry could have a significant effect on the value of the Fund’s investments.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over the life of the Fund; and
  how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).

		The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over the life of the Fund; and how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 13.09%, 4th quarter, 2016; and Worst Quarter was down -20.14%, 4th quarter, 2018.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
AB Small Cap Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
After 1 Year	rr_ExpenseExampleYear01	$ 542
After 3 Years	rr_ExpenseExampleYear03	790
After 5 Years	rr_ExpenseExampleYear05	1,057
After 10 Years	rr_ExpenseExampleYear10	$ 1,818
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012
2013	rr_AnnualReturn2013
2014	rr_AnnualReturn2014
2015	rr_AnnualReturn2015	(2.30%)
2016	rr_AnnualReturn2016	29.49%
2017	rr_AnnualReturn2017	8.71%
2018	rr_AnnualReturn2018	(16.64%)
2019	rr_AnnualReturn2019	22.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.14%)
1 Year	rr_AverageAnnualReturnYear01	17.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.04%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014	[2]
AB Small Cap Value Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
After 1 Year	rr_ExpenseExampleYear01	$ 300	[5]
After 3 Years	rr_ExpenseExampleYear03	618
After 5 Years	rr_ExpenseExampleYear05	1,062
After 10 Years	rr_ExpenseExampleYear10	$ 2,296
1 Year	rr_AverageAnnualReturnYear01	20.31%
5 Years	rr_AverageAnnualReturnYear05	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
AB Small Cap Value Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
After 1 Year	rr_ExpenseExampleYear01	$ 97
After 3 Years	rr_ExpenseExampleYear03	305
After 5 Years	rr_ExpenseExampleYear05	530
After 10 Years	rr_ExpenseExampleYear10	$ 1,177
1 Year	rr_AverageAnnualReturnYear01	22.58%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
AB Small Cap Value Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.24%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014	[2]
AB Small Cap Value Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014	[2]
AB Small Cap Value Portfolio | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[3]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for all classes is 12/3/14.
[4]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[5]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.